Intangible Assets Other Than Goodwill - Amortization Schedule (Table) (Details) $ in Thousands	Jun. 30, 2015 USD ($)
INTANGIBLE ASSETS OTHER THAN GOODWILL [Abstract]
Year One	$ 16,198
Year Two	16,315
Year Three	7,906
Year Four	5,588
Year Five	5,595
Thereafter	97,876
Total	$ 149,478